Schedule of Changes in the Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Balance at beginning of period	$ 258,570	$ 244,351	$ 220,966
Acquisitions	74,671		23,385
Measurement period adjustments		14,219
Other	(1,785)
Balance at end of period	$ 331,456	$ 258,570	$ 244,351